Intangible assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Amortizable asset carrying Amount	$ 4,727	$ 7,563
Amortizable asset accumulated Amortization	4,702	4,233
Below market lease carrying amount	0	220
Below market lease accumulated amortization	0	220
In place leases
Amortizable asset carrying Amount	4,727	7,515
Amortizable asset accumulated Amortization	4,702	4,206
Above Market leases
Amortizable asset carrying Amount	0	48
Amortizable asset accumulated Amortization	0	27
Below market leases
Below market lease carrying amount	0	220
Below market lease accumulated amortization	$ 0	$ 220